Document and Entity Information	Feb. 25, 2022
Cover [Abstract]
Entity Address, State or Province	NY
Amendment Flag	false
Entity Central Index Key	0001666291
Document Type	8-K
Document Period End Date	Feb. 25, 2022
Entity Registrant Name	Claros Mortgage Trust, Inc.
Entity Incorporation State Country Code	MD
Entity File Number	001-40993
Entity Tax Identification Number	47-4074900
Entity Address, Address Line One	c/o Mack Real Estate Credit Strategies, L.P.
Entity Address, Address Line Two	60 Columbus Circle
Entity Address, Address Line Three	20th Floor
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10023
City Area Code	(212)
Local Phone Number	484-0050
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	CMTG
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false